STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 7) - Purchase agreement (the "Purchase Agreement") - Private placement		1 Months Ended
	Sep. 12, 2013 Unit $ / shares $ / kg shares	Sep. 18, 2015 Unit $ / shares $ / kg
Stockholders Equity Note [Line Items]
Number of units sold under private offering (in units) | Unit		1,163,141
Issue price per unit (in dollars per unit) | $ / kg		3.00
Exercise price per share expired (in dollars per share) | $ / shares		$ 0.15
Independence Blue Cross
Stockholders Equity Note [Line Items]
Number of units sold under private offering (in units) | Unit	500,000	1,000,000
Issue price per unit (in dollars per unit) | $ / kg	3.00
Exercise price per share expired (in dollars per share) | $ / shares	$ 0.15
September 2013 Warrants | Independence Blue Cross
Stockholders Equity Note [Line Items]
Preferred stock shares issued in private placement	500,000
Series B Convertible Preferred Stock | Independence Blue Cross
Stockholders Equity Note [Line Items]
Preferred stock shares issued in private placement	1
Common Stock Warrant | Independence Blue Cross
Stockholders Equity Note [Line Items]
Number of common stock shares called by warrants	10